Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following as of:

	December 31, 2024	December 31, 2023
Furniture and fixtures	16,715	13,967
Office and computer equipment	83,408	21,413
Accumulated depreciation and impairment	(100,123)	(5,748)
Property and equipment, net	-	29,632